Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Lawsuits	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingent Liabilities (Textual) [Abstract]
Number of lawsuits	2
Age of lawsuits, One	42 months
Age of lawsuits, Two	34 months
Rent expense	$ 153,000	$ 174,000	$ 189,000
Line of credit with other financial institution	38,000,000
Balance outstanding under line of credit	$ 0	$ 0